DEAN WITTER WORLD WIDE INVESTMENT TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                         YORK 10048
LETTER TO THE SHAREHOLDERS MARCH 31, 1997

DEAR SHAREHOLDER:

During the Fund's fiscal year ended March 31, 1997, global investment returns continued to underperform those in the United States, with the Standard & Poor's 500 Composite Stock Index (S&P 500) advancing 19.84 percent while the Morgan Stanley Capital International World Index (MSCI World Index) returned 7.68 percent.

European markets enjoyed strong performance, however, with Spain up 30.4 percent, the United Kingdom up 28.7 percent and Germany up 20.6 percent. Most European equity markets responded well to the favorable macroeconomic outlook of noninflationary growth induced by low interest rates, weaker domestic currencies and tight fiscal policy. As 1997 unfolds, it will become more apparent which countries will comply with the Maastricht criteria for participation in the Economic and Monetary Union (EMU) when it begins in 1999.

Emerging markets also performed well over the last year. The Latin American markets in particular rallied sharply, with Brazil up 56.0 percent, Argentina up
29.9 percent and Mexico up 19.0 percent. Southeast Asian markets advanced in 1996 but gave up gains in the first quarter of 1997 as a result of weakness in technology and fears regarding interest rates.

In the United States, the Federal Reserve's Open Market Committee increased interest rates on March 25 in response to signs of economic strength. Volatility in most markets has since picked up as investors digest the prospects for additional interest-rate increases. It should be noted that the economies of Europe and Japan and emerging markets are all at different points in the economic growth cycle. While all are affected by global liquidity, monetary policy in these areas is set according to domestic trends in growth and inflation.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended March 31, 1997, Dean Witter World Wide Investment Trust provided a total return of 1.61 percent compared to 7.68 percent for the MSCI World Index and 11.85 percent for the

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 1997, CONTINUED

Lipper Global Funds Index. The accompanying chart illustrates the growth of a $10,000 investment in the Fund for the ten-year period ended March 31, 1997, versus similar investments in the MSCI World Index and the Lipper Global Funds Index.

The main reason for the Fund's
underperformance versus its benchmarks
was the result of the Fund's year-long
overweighted position in the Japanese
equity market. The Fund's asset
allocation strategically overweighted
Japan because of improving signs there
of sustainable economic growth, a
depreciating yen, potential
deregulation measures and a sharp
profit recovery. Despite these
promising fundamentals, the Japanese
equity market, down 25.70 percent,
suffered a loss of confidence when
confronted with persistent bad press
documenting the fragility of the
financial sector. Faced with
deteriorating fundamentals and poor
sentiment, the Fund reduced its
exposure to Japan at the end of 1996 to
be at a neutral weighting versus the
MSCI World Index.

Dean Witter World Wide Investment Trust
is broadly invested across 25 global
markets. The Fund's target asset
allocation is Europe, 35 percent; U.S.,
25 percent; Japan, 20 percent; emerging
Asia, 12.5 percent; Latin America, 6.5
percent; and other, 1 percent. The
Fund's holdings include companies such
as PepsiCo Inc. (U.S., beverages),
Telecomunicacoes Brasileiras S.A.
(Brazil, telecommunications), AXA-UAP
(France, insurance), Volkswagen AG
(Germany, automobiles), Hutchison
Whampoa Ltd. (Hong Kong, conglomerate)
and Canon, Inc. (Japan, electrical
equipment).

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 1997, CONTINUED

LOOKING AHEAD

We believe that global equities continue to offer an attractive investment opportunity. Continental European equities remain responsive to the dual profit drivers of restructuring and improving competitiveness from weak domestic currencies. In Japan, business confidence is building as exports pick up and prospects for broader economic growth appear. Lastly, economic activity in Asian and Latin American emerging markets is outpacing growth in the developed world.

We appreciate your support of Dean Witter World Wide Investment Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (96.3%)
                   ARGENTINA (0.2%)
                   ENERGY
          38,500   Yacimentos Petroliferos
                     Fiscales S.A. (ADR).........  $     1,020,250
                                                   ---------------
                   AUSTRALIA (0.9%)
                   ENERGY
          41,000   Broken Hill Proprietary Co.,
                     Ltd.........................          547,493
          90,000   Woodside Petroleum Ltd........          664,109
                                                   ---------------
                                                         1,211,602
                                                   ---------------
                   FOODS & BEVERAGES
         740,000   Goodman Fielder Ltd...........          959,096
                                                   ---------------
                   METALS & MINING
         600,000   M.I.M. Holdings Ltd...........          805,923
         262,000   Pasminco Ltd..................          506,476
                                                   ---------------
                                                         1,312,399
                                                   ---------------
                   RETAIL
         225,000   Woolworth's Ltd...............          602,675
                                                   ---------------

                   TOTAL AUSTRALIA...............        4,085,772
                                                   ---------------

                   AUSTRIA (0.1%)
                   CONSUMER PRODUCTS
           2,665   Wolford AG....................          298,093
                                                   ---------------
                   BELGIUM (0.4%)
                   RESTAURANTS
           1,840   Quick Restaurants S.A.........           95,714
                                                   ---------------
                   RETAIL
          35,500   G.I.B. Holdings Ltd...........        1,620,958
                                                   ---------------
                   TOTAL BELGIUM.................        1,716,672
                                                   ---------------

                   BRAZIL (3.1%)
                   BUILDING & CONSTRUCTION
         103,000   Elevadores Atlas S.A.*........        1,282,037
                                                   ---------------
                   INVESTMENT COMPANIES
       1,000,000   Brazilian Smaller Co.
                     Investment Trust PLC........        1,380,000
         200,000   Brazilian Smaller Co.
                     Investment Trust (Warrants
                     due 09/30/07)*..............          146,000
                                                   ---------------
                                                         1,526,000
                                                   ---------------
                   RETAIL
          80,000   Makro Atacadista S.A. (GDS)...        1,073,600
          10,000   Makro Atacadista S.A. (ADR) -
                     144A**......................          134,200
                                                   ---------------
                                                         1,207,800
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   STEEL
       1,904,000   Companhia Siderurgica Paulista
                     (Pref.)*....................  $     1,310,627
                                                   ---------------
                   STEEL & IRON
         202,000   Companhia Acos Especia
                     (ADR)*......................          925,160
                                                   ---------------
                   TELECOMMUNICATIONS
          24,705   Telecomunicacoes Brasileiras
                     S.A. (ADR)..................        2,529,174
                                                   ---------------
                   UTILITIES - ELECTRIC
         120,000   Centrais Electricas
                     Brasileiras S.A. (Class B)
                     (ADR).......................        2,478,000
      25,000,000   Companhia de Electricidade do
                     Estado da Bahia*............        1,885,903
                                                   ---------------
                                                         4,363,903
                                                   ---------------

                   TOTAL BRAZIL..................       13,144,701
                                                   ---------------

                   CANADA (0.4%)
                   ENERGY
          19,500   Talisman Energy, Inc.*........          578,664
                                                   ---------------
                   INDUSTRIALS
          22,000   Canadian Pacific, Ltd.........          524,982
                                                   ---------------
                   MANUFACTURING
          35,000   Bombardier, Inc. (Class B)....          633,033
                                                   ---------------

                   TOTAL CANADA..................        1,736,679
                                                   ---------------

                   CHILE (0.5%)
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         100,000   Compania Cervecerias Unidas
                     S.A. (ADR)..................        1,975,000
                                                   ---------------

                   COLOMBIA (0.2%)
                   FINANCIAL SERVICES
           3,465   Corporacion Financiera Valle
                     (GDR).......................           12,994
                                                   ---------------
                   RETAIL
          42,000   Gran Cadena Almacenes (Class
                     B) (Pref.) (ADR) - 144A**...          414,750
          30,000   Gran Cadena Almacenes (ADR) (B
                     Shares).....................          292,500
                                                   ---------------
                                                           707,250
                                                   ---------------

                   TOTAL COLOMBIA................          720,244
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   DENMARK (1.3%)
                   BUSINESS & PUBLIC SERVICES
          20,200   Kobenhavns Lufthavne AS.......  $     2,093,232
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           2,270   Oticon Holding AS.............          381,357
                                                   ---------------
                   PHARMACEUTICALS
          29,000   Novo-Nordisk AS (Series B)....        3,027,900
                                                   ---------------

                   TOTAL DENMARK.................        5,502,489
                                                   ---------------
                   FRANCE (4.3%)
                   BUILDING MATERIALS
           9,500   IMETAL........................        1,475,646
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
           1,770   Grand Optical-Photoservice....          273,996
                                                   ---------------
                   COMMERCIAL SERVICES
             550   Altran Technologies S.A.......          201,258
                                                   ---------------
                   CONSUMER PRODUCTS
          12,500   Societe BIC S.A...............        1,892,933
                                                   ---------------
                   ENERGY
          20,000   Elf Aquitaine S.A.............        2,043,925
                                                   ---------------
                   FINANCIAL SERVICES
          12,000   Cetelem Group.................        1,417,641
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          28,000   SEITA.........................        1,007,722
                                                   ---------------
                   HEALTH & PERSONAL CARE
          10,640   Sanofi S.A....................        1,036,486
                                                   ---------------
                   INSURANCE
          41,000   AXA-UAP.......................        2,703,560
          45,000   Scor..........................        1,829,171
                                                   ---------------
                                                         4,532,731
                                                   ---------------
                   RETAIL
           2,070   Carrefour Supermarche.........        1,279,910
           6,122   Castorama Dubois
                     Investissement..............          962,865
     FRF     250   Castorama Dubois
                     Investissement 3.15% due
                     01/01/03 (Conv.)............           54,331
           2,129   Guilbert S.A..................          395,935
                                                   ---------------
                                                         2,693,041
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   STEEL & IRON
          80,250   Usinor Sacilor................  $     1,307,651
                                                   ---------------
                   TEXTILES
           2,433   Deveaux S.A...................          413,688
                                                   ---------------
                   WHOLESALE & INTERNATIONAL TRADE
              42   Bertrand Faure................            2,131
                                                   ---------------

                   TOTAL FRANCE..................       18,298,849
                                                   ---------------

                   GERMANY (3.8%)
                   APPAREL
          14,400   Adidas AG.....................        1,628,648
                                                   ---------------
                   AUTOMOBILES
           2,750   Bayerische Motoren Werke (BMW)
                     AG..........................        2,215,756
           5,975   Volkswagen AG.................        3,287,944
                                                   ---------------
                                                         5,503,700
                                                   ---------------
                   CHEMICALS
          37,746   BASF AG.......................        1,419,277
          28,000   Bayer AG......................        1,159,773
          18,300   SGL Carbon AG.................        2,501,164
                                                   ---------------
                                                         5,080,214
                                                   ---------------
                   ENTERTAINMENT
           1,043   CeWe Color Holdings AG........          264,563
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          11,580   Berentzen-Gruppe AG (Pref.)...          352,480
                                                   ---------------
                   FURNITURE
           3,420   Moebel Walther AG.............          183,706
                                                   ---------------
                   INSURANCE
           1,452   Marschollek Lautenschlaeger
                     und Partner AG (Pref.)......          303,312
                                                   ---------------
                   PHARMACEUTICALS
          10,500   Gehe AG.......................          717,547
                                                   ---------------
                   RETAIL
          12,732   Fielmann AG (Pref.)...........          355,630
                                                   ---------------
                   TEXTILES
             360   Jil Sander AG (Pref.).........          217,010
           3,000   Puma AG*......................          111,549
                                                   ---------------
                                                           328,559
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   UTILITIES - ELECTRIC
          18,500   Veba AG.......................  $     1,042,868
                                                   ---------------
                   TOTAL GERMANY.................       15,761,227
                                                   ---------------

                   HONG KONG (4.4%)
                   BANKING
         302,000   Guoco Group Ltd...............        1,492,734
          77,200   HSBC Holdings PLC.............        1,793,356
          39,000   Wing Hang Bank Ltd............          171,128
                                                   ---------------
                                                         3,457,218
                                                   ---------------
                   CONGLOMERATES
         367,000   Hutchison Whampoa Ltd.........        2,758,918
         305,000   Wharf (Holdings) Ltd..........        1,167,082
                                                   ---------------
                                                         3,926,000
                                                   ---------------
                   REAL ESTATE
         241,000   Cheung Kong (Holdings) Ltd....        2,122,738
         580,000   China Overseas Land &
                     Investment..................          314,379
         140,000   China Resources Enterprise
                     Ltd.........................          301,732
         271,000   Great Eagle Holdings Ltd......          895,336
         172,260   HKR International Ltd.........          227,869
         823,000   Hong Kong Land Holdings
                     Ltd.........................        1,909,360
         211,000   New World Development Co.,
                     Ltd.........................        1,138,244
                                                   ---------------
                                                         6,909,658
                                                   ---------------
                   TELECOMMUNICATIONS
       1,188,400   Hong Kong Telecommunications
                     Ltd.........................        2,032,148
                                                   ---------------
                   TRANSPORTATION
         980,000   China Travel International
                     Investment Ltd..............          471,117
                                                   ---------------
                   UTILITIES
         339,000   China Light & Power Co.,
                     Ltd.........................        1,491,870
                                                   ---------------

                   TOTAL HONG KONG...............       18,288,011
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   INDIA (0.4%)
                   AUTOMOBILES
          30,500   Mahindra & Mahindra Ltd.
                     (GDR)*......................  $       343,125
                                                   ---------------
                   BANKS
          21,200   State Bank of India (GDR)*....          473,820
                                                   ---------------
                   METALS & MINING
          22,000   Hindalco Industries Ltd.
                     (GDR)*......................          709,500
                                                   ---------------

                   TOTAL INDIA...................        1,526,445
                                                   ---------------

                   INDONESIA (0.3%)
                   BANKS
         921,000   PT Bank Negara................          527,656
                                                   ---------------
                   MEDICAL PRODUCTS & SUPPLIES
         278,000   PT Kalbe Farma................          312,750
                                                   ---------------
                   TOBACCO
          55,000   PT Hanjaya Mandala
                     Sampoerna...................          257,813
                                                   ---------------

                   TOTAL INDONESIA...............        1,098,219
                                                   ---------------

                   ITALY (1.4%)
                   APPAREL
           7,500   Fila Holding SpA (ADR)........          407,813
                                                   ---------------
                   APPLIANCES & HOUSEHOLD DURABLES
          19,375   Industrie Natuzzi SpA (ADR)...          462,578
                                                   ---------------
                   ELECTRICAL EQUIPMENT
          32,945   Gewiss SpA....................          465,869
                                                   ---------------
                   ELECTRONICS
          17,047   Saes Getters Di Risp..........          166,808
          12,791   Saes Getters SpA..............          183,165
                                                   ---------------
                                                           349,973
                                                   ---------------
                   ENERGY
         298,000   Ente Nazionale Idrocarburi
                     SpA.........................        1,506,891
                                                   ---------------
                   TELECOMMUNICATIONS
         260,000   Seat SpA*.....................           89,976
         260,000   Stet Societa Finanziaria
                     Telefonica SpA..............        1,130,907

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
         546,000   Telecom Italia Mobile SpA.....  $     1,563,723
                                                   ---------------
                                                         2,784,606
                                                   ---------------
                   VISION CARE & INSTRUMENTS
           7,235   De Rigo SpA (ADR)*............           49,741
                                                   ---------------
                   TOTAL ITALY...................        6,027,471
                                                   ---------------
                   JAPAN (17.7%)
                   AUTO PARTS
          20,000   Bridgestone Metalpha Corp.....          156,730
                                                   ---------------
                   AUTOMOBILES
         433,000   Mitsubishi Motors Corp........        3,207,796
         150,000   Suzuki Motor Co., Ltd.........        1,454,193
                                                   ---------------
                                                         4,661,989
                                                   ---------------
                   BANKING
          94,000   Asahi Bank, Ltd...............          590,822
         133,000   Bank of Tokyo-Mitsubishi
                     Ltd.........................        2,073,760
         161,000   Sumitomo Trust & Banking......        1,287,688
                                                   ---------------
                                                         3,952,270
                                                   ---------------
                   BUILDING & CONSTRUCTION
           2,000   Kaneshita Construction........           14,461
         322,000   Sekisui House Ltd.............        3,147,681
                                                   ---------------
                                                         3,162,142
                                                   ---------------
                   BUILDING MATERIALS
          10,000   Nichiha Corp..................          144,611
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
           5,000   Chuo Warehouse Co.............           34,052
           3,000   Nichii Gakkan Co..............          131,120
          67,000   Secom.........................        3,761,916
                                                   ---------------
                                                         3,927,088
                                                   ---------------
                   CHEMICALS
         600,000   Asahi Chemical Industrial Co.,
                     Ltd.........................        3,121,667
          62,000   Kaneka Corp...................          330,086
         323,000   Nippon Shokubai K.K. Co.......        1,925,788
          30,000   Sumitomo Bakelite Co., Ltd....          198,740
                                                   ---------------
                                                         5,576,281
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   COMPUTER SOFTWARE
          12,000   Ines..........................  $       142,511
          12,000   Meitec........................          240,427
                                                   ---------------
                                                           382,938
                                                   ---------------
                   CONGLOMERATES
         554,000   Mitsui & Co...................        4,063,920
          13,000   Yamae Hisano..................          102,609
                                                   ---------------
                                                         4,166,529
                                                   ---------------
                   ELECTRICAL EQUIPMENT
         195,000   Canon, Inc....................        4,174,745
          40,000   Kyocera Corp..................        2,268,541
          30,700   Mabuchi Motor Co..............        1,510,446
         150,000   Matsushita Electric Industrial
                     Co., Ltd....................        2,338,827
          11,000   Mitsui High-Tec...............          223,057
    Y      1,000K  Nippon Densan Corp. 1.00%
                     09/30/03 (Conv.)............            9,937
          16,500   Nitto Electric Works..........          254,605
          66,000   Rohm Co.......................        4,868,153
                                                   ---------------
                                                        15,648,311
                                                   ---------------
                   ELECTRONICS
          46,000   Sony Corp.....................        3,214,574
                                                   ---------------
                   ELECTRONICS - SEMICONDUCTORS/COMPONENTS
          25,000   Toshiba Ceramics Co., Ltd.....          168,242
                                                   ---------------
                   ENGINEERING & CONSTRUCTION
         119,000   Kajima Corp...................          553,757
                                                   ---------------
                   FINANCIAL SERVICES
         405,000   New Japan Securities Co.,
                     Ltd.*.......................        1,047,019
         150,000   Nomura Securities Co., Ltd....        1,660,204
                                                   ---------------
                                                         2,707,223
                                                   ---------------
                   HEALTH & PERSONAL CARE
          11,000   Aderans Co., Ltd..............          238,164
          20,000   Kawasumi Laboratories, Inc....          242,365
          15,000   Terumo Corp...................          212,070
                                                   ---------------
                                                           692,599
                                                   ---------------
                   INSURANCE
         312,000   Tokio Marine & Fire Insurance
                     Co..........................        3,175,957
                                                   ---------------
                   LEISURE
           3,000   H.I.S. Co., Ltd...............          135,725
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   MACHINE TOOLS
           6,600   Nitto Kohki Co., Ltd..........  $       188,221
                                                   ---------------
                   MACHINERY
          18,000   Aichi Corp....................          103,975
         273,980   Asahi Diamond Industries Co.,
                     Ltd.........................        2,180,242
         225,000   Minebea Co., Ltd..............        1,872,273
         439,000   Mitsubishi Heavy Industries,
                     Ltd.........................        2,855,025
          30,000   OSG Corp......................          178,139
                                                   ---------------
                                                         7,189,654
                                                   ---------------
                   METALS
          10,000   Sumitomo Sitix Corp...........          175,311
                                                   ---------------
                   REAL ESTATE
          15,000   Chubu Sekiwa Real Estate,
                     Ltd.........................          130,877
             400   Japan Industrial Land
                     Development.................            4,363
           9,000   Sekiwa Real Estate............           59,622
                                                   ---------------
                                                           194,862
                                                   ---------------
                   RETAIL
           6,000   Circle K Japan Co., Ltd.......          252,060
           9,300   Ministop Co., Ltd.............          235,919
          11,000   Olympic Corp..................          227,500
          11,000   Shimachu Co., Ltd.............          257,715
                                                   ---------------
                                                           973,194
                                                   ---------------
                   STEEL & IRON
       1,500,000   NKK Corp......................        3,150,751
          20,000   Yamato Kogyo Co., Ltd.........          171,272
                                                   ---------------
                                                         3,322,023
                                                   ---------------
                   TELECOMMUNICATIONS
             446   DDI Corp......................        2,814,073
             363   Nippon Telegraph & Telephone
                     Corp........................        2,554,314
                                                   ---------------
                                                         5,368,387
                                                   ---------------
                   TELECOMMUNICATIONS EQUIPMENT
           3,000   Forval Corp...................           76,587
    Y     11,000K  Forval Corp. 1.35% 09/30/03
                     (Conv.).....................           82,647
                                                   ---------------
                                                           159,234
                                                   ---------------
                   TEXTILES
         192,000   Kuraray Co., Ltd..............        1,549,588
          70,000   Nitto Boseki Co., Ltd.........          202,456
                                                   ---------------
                                                         1,752,044
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TRANSPORTATION
         369,000   Nippon Yusen Kabushiki
                     Kaish.......................  $     1,305,720
         100,000   Yamato Transport Co., Ltd.....          985,620
                                                   ---------------
                                                         2,291,340
                                                   ---------------
                   WHOLESALE DISTRIBUTOR
           3,960   Fujimi, Inc...................          207,950
                                                   ---------------

                   TOTAL JAPAN...................       74,249,186
                                                   ---------------

                   MALAYSIA (3.4%)
                   AGRICULTURE
         218,000   IOI Corporated Berhad.........          362,337
                                                   ---------------
                   AUTO PARTS
          74,000   MBM Resources Berhad..........          203,001
                                                   ---------------
                   AUTOMOBILES
         168,000   Diversified Resources
                     Berhad......................          548,975
          78,000   Perusahaan Otomobil Nasional
                     Berhad......................          494,029
                                                   ---------------
                                                         1,043,004
                                                   ---------------
                   BANKING
         334,000   Arab Malaysian Finance
                     Berhad......................        1,010,570
         163,000   DCB Holdings Berhad...........          614,834
         456,250   Public Finance Berhad.........          754,649
                                                   ---------------
                                                         2,380,053
                                                   ---------------
                   BUILDING & CONSTRUCTION
         139,999   Gamuda Berhad.................          530,898
          18,666   Gamuda Berhad (Warrants)......            6,024
         280,000   Metacorp Berhad...............          807,649
         191,000   Road Builder (M) Holdings
                     Berhad......................        1,109,569
         272,000   Sunway City Berhad............          696,789
                                                   ---------------
                                                         3,150,929
                                                   ---------------
                   ENTERTAINMENT
         120,000   Berjaya Sports Toto Berhad....          614,814
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          40,000   RJ Reynolds Berhad............           98,435
                                                   ---------------
                   LEISURE
       1,022,000   Magnum Corporation Berhad.....        1,937,793
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   MACHINERY
         100,000   UMW Holdings Berhad...........  $       552,687
         338,000   United Engineers Malaysia
                     Berhad......................        2,945,296
                                                   ---------------
                                                         3,497,983
                                                   ---------------
                   REAL ESTATE
         186,000   Bandar Raya Developments
                     Berhad......................          366,177
                                                   ---------------
                   TELECOMMUNICATIONS
          50,000   Telekom Malaysia Berhad.......          389,301
                                                   ---------------
                   TOTAL MALAYSIA................       14,043,827
                                                   ---------------
                   MEXICO (2.9%)
                   BUILDING & CONSTRUCTION
         220,000   International de Ceramica S.A.
                     de C.V. (ADR)*..............          304,829
                                                   ---------------
                   BUILDING MATERIALS
         430,000   Cemex, S.A. de C.V. (B
                     Shares).....................        1,739,570
                                                   ---------------
                   ENGINEERING & CONSTRUCTION
         274,240   Corporacion GEO S.A. de C.V.
                     (Series B)*.................        1,310,528
                                                   ---------------
                   FINANCIAL SERVICES
       4,500,000   Grupo Financiero Bancomer S.A.
                     de C.V. (B Shares)*.........        1,609,987
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         124,000   Sigma Alimentos S.A...........        1,332,491
                                                   ---------------
                   FOODS & BEVERAGES
         273,000   Fomento Economico Mexicano
                     S.A. de C.V. (Series B).....        1,211,416
                                                   ---------------
                   RETAIL
         380,000   Nacional de Drogas S.A. de
                     C.V. (Series L).............        1,369,153
                                                   ---------------
                   TELECOMMUNICATIONS
          87,800   Telefonos de Mexico S.A. de
                     C.V. (Series L) (ADR).......        3,380,300
                                                   ---------------
                   TOTAL MEXICO..................       12,258,274
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   NETHERLANDS (4.4%)
                   APPLIANCES & HOUSEHOLD DURABLES
          32,986   Ahrend Groep NV...............  $     2,105,527
                                                   ---------------
                   BANKING
          52,771   ING Groep NV..................        2,076,116
                                                   ---------------
                   CHEMICALS
          11,900   Akzo Nobel....................        1,706,697
                                                   ---------------
                   CONSUMER PRODUCTS
          23,770   Gucci Group NV................        1,736,182
                                                   ---------------
                   INSURANCE
          22,936   Aegon NV......................        1,612,993
                                                   ---------------
                   MACHINERY
          14,740   Aalberts Industries NV........          337,425
                                                   ---------------
                   MEDIA
         100,000   Elsevier NV...................        1,623,722
          35,000   PolyGram NV...................        1,757,081
          60,000   Ver Ned Utigev Ver Bezit NV...        1,232,964
          18,620   Wolters Kluwer NV.............        2,239,277
                                                   ---------------
                                                         6,853,044
                                                   ---------------
                   MERCHANDISING
          31,215   Koninklijke Ahold NV..........        2,171,955
                                                   ---------------

                   TOTAL NETHERLANDS.............       18,599,939
                                                   ---------------

                   NORWAY (0.3%)
                   DATA PROCESSING
          18,979   System Etikettering AS........          275,432
                                                   ---------------
                   ENTERTAINMENT
          77,001   NCL Holdings AS (Series A)*...          238,627
                                                   ---------------
                   MACHINERY
          26,485   Tomra Systems AS..............          532,503
                                                   ---------------
                   OIL DRILLING & SERVICES
          39,830   Hitec AS*.....................          225,794
                                                   ---------------

                   TOTAL NORWAY..................        1,272,356
                                                   ---------------

                   PERU (0.3%)
                   FOOD SERVICES
         400,000   Consorcio Alimentos Fabril
                     Pacifico....................          573,585
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         755,917   Cerveceria Backus & Johnston
                     S.A.*.......................  $       676,046
                                                   ---------------

                   TOTAL PERU....................        1,249,631
                                                   ---------------

                   PHILIPPINES (0.2%)
                   BANKING
           3,129   Metropolitan Bank & Trust
                     Co..........................           81,373
           2,600   Union Bank of Philippines*....            2,863
                                                   ---------------
                                                            84,236
                                                   ---------------
                   CONGLOMERATES
          44,712   Ayala Corp. - 144A** *........          380,052
                                                   ---------------
                   ENGINEERING & CONSTRUCTION
         405,000   DMCI Holdings, Inc.*..........          288,297
                                                   ---------------
                   OIL DRILLING & SERVICES
         112,500   First Philippine Holdings
                     Corp. (B Shares)............          207,147
                                                   ---------------
                   TRANSPORTATION
          26,400   International Container
                     Terminal....................           15,786
                                                   ---------------

                   TOTAL PHILIPPINES.............          975,518
                                                   ---------------

                   PORTUGAL (0.1%)
                   MEDIA
          30,000   Journalgeste*.................          320,532
         226,000   TVI-Televisao Independente
                     S.A.*.......................          114,026
                                                   ---------------
                   TOTAL PORTUGAL................          434,558
                                                   ---------------
                   SINGAPORE (1.2%)
                   BANKING
         107,000   Overseas Chinese Banking
                     Corp., Ltd..................        1,274,074
                                                   ---------------
                   ELECTRICAL EQUIPMENT
         110,000   Amtek Engineering Ltd.........          192,662
          52,500   Venture Manufacturing Ltd.....          128,660
                                                   ---------------
                                                           321,322
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   REAL ESTATE
         139,000   City Developments Ltd.........  $     1,231,707
         334,000   DBS Land Ltd..................        1,142,236
                                                   ---------------
                                                         2,373,943
                                                   ---------------
                   SHIPBUILDING
         126,000   Sembawang Corp., Ltd..........          606,231
                                                   ---------------
                   TRANSPORTATION
          79,000   Singapore Airlines Ltd........          634,406
                                                   ---------------

                   TOTAL SINGAPORE...............        5,209,976
                                                   ---------------

                   SOUTH AFRICA (0.6%)
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         120,000   Malbak Ltd....................          597,420
                                                   ---------------
                   METALS & MINING
          21,500   De Beers Consolidated Mines
                     Ltd. (Units)++..............          783,322
          35,200   Rustenburg Platinum Holdings
                     Ltd.........................          569,541
                                                   ---------------
                                                         1,352,863
                                                   ---------------
                   OIL & GAS
          50,000   Sasol Ltd.....................          534,623
                                                   ---------------

                   TOTAL SOUTH AFRICA............        2,484,906
                                                   ---------------

                   SOUTH KOREA (0.2%)
                   ELECTRICAL EQUIPMENT
          14,353   Samsung Electronics Co. (GDS)
                     (Non-voting) - 144A**.......          292,683
                                                   ---------------
                   UTILITIES - ELECTRIC
          15,000   Korea Electric Power Corp.....          436,730
                                                   ---------------

                   TOTAL SOUTH KOREA.............          729,413
                                                   ---------------

                   SPAIN (1.6%)
                   BANKING
          25,000   Banco Bilbao Vizcaya S.A......        1,509,500
          11,250   Banco Popular Espanol S.A.....        2,012,491
                                                   ---------------
                                                         3,521,991
                                                   ---------------
                   FINANCIAL SERVICES
          13,300   Corporacion Financiera Alba...        1,307,537
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   NATURAL GAS
           4,360   Gas Natural SDG S.A. (Series
                     E)..........................  $       947,786
                                                   ---------------
                   TELECOMMUNICATIONS
          45,000   Telefonica de Espana S.A......        1,081,457
                                                   ---------------

                   TOTAL SPAIN...................        6,858,771
                                                   ---------------

                   SWEDEN (2.0%)
                   AUTO TRUCKS & PARTS
          73,400   Scania AB (A Shares)..........        1,829,434
                                                   ---------------
                   BUILDING & CONSTRUCTION
           5,570   Cardo AB......................          178,860
                                                   ---------------
                   COMMERCIAL SERVICES
          42,700   Securitas AB (Series "B"
                     Free).......................        1,216,300
                                                   ---------------
                   INSURANCE
          58,700   Scandia Forsakrings AB........        1,838,487
                                                   ---------------
                   PHARMACEUTICALS
          30,000   Astra AB (B Shares)...........        1,402,479
                                                   ---------------
                   STEEL & IRON
           7,713   SinterCast AB (Series "A"
                     Free)*......................          154,606
                                                   ---------------
                   TELECOMMUNICATIONS
          49,500   Ericsson (L.M.) Telephone Co.
                     AB (Series "B" Free)........        1,736,384
                                                   ---------------

                   TOTAL SWEDEN..................        8,356,550
                                                   ---------------

                   SWITZERLAND (2.0%)
                   CHEMICALS - SPECIALTY
           2,253   Ciba Specialty Chemicals AG...          185,157
                                                   ---------------
                   ELECTRICAL EQUIPMENT
           1,280   ABB AG - Bearer...............        1,529,282
                                                   ---------------
                   INSURANCE
           1,000   Schweizerische
                     Rueckversicherungs-
                     Gesellschaft................        1,056,630
                                                   ---------------
                   PHARMACEUTICALS
           2,253   Novartis AG...................        2,778,907
             312   Roche Holding AG..............        2,681,519
                                                   ---------------
                                                         5,460,426
                                                   ---------------
                   TOTAL SWITZERLAND.............        8,231,495
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------

                   TAIWAN (0.5%)
                   BUILDING MATERIALS
           9,087   Asia Cement Corp. (GDR).......  $       168,109
                                                   ---------------
                   INVESTMENT COMPANIES
         100,000   Paribas Emerging Markets Fund
                     - Taiwan Series*............        1,043,000
                                                   ---------------
                   RETAIL
     $       180K  Far Eastern Department Stores
                     3.00% due 07/06/01 (Conv.) -
                     144A**......................          188,550
                                                   ---------------
                   STEEL
          12,230   China Steel Corp..............          236,039
                                                   ---------------
                   TRANSPORTATION
     $       300K  Yang Ming Marine
                     Transportation 2.00% due
                     10/06/01 (Conv.) - 144A**...          344,250
                                                   ---------------

                   TOTAL TAIWAN..................        1,979,948
                                                   ---------------

                   THAILAND (0.1%)
                   OIL RELATED
          18,000   PTT Exploration & Production
                     PCL.........................          267,746
                                                   ---------------

                   UNITED KINGDOM (12.3%)
                   AEROSPACE & DEFENSE
          46,000   British Aerospace PLC.........        1,027,747
         353,000   Rolls-Royce PLC...............        1,318,328
          63,000   Smiths Industries PLC.........          821,424
          25,800   Vickers PLC...................          101,425
                                                   ---------------
                                                         3,268,924
                                                   ---------------
                   APPLIANCES & HOUSEHOLD DURABLES
          53,500   MFI Furniture Group PLC.......          127,068
                                                   ---------------
                   AUTO PARTS
          24,800   Laird Group PLC...............          144,006
                                                   ---------------
                   AUTO PARTS - ORIGINAL EQUIPMENT
         231,900   BBA Group PLC.................        1,375,065
                                                   ---------------
                   BANKING
         119,000   Abbey National PLC............        1,452,169
          93,000   National Westminster Bank
                     PLC.........................        1,056,436
                                                   ---------------
                                                         2,508,605
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   BUILDING & CONSTRUCTION
         243,000   Blue Circle Industries PLC....  $     1,651,841
          80,000   CRH PLC.......................          791,482
                                                   ---------------
                                                         2,443,323
                                                   ---------------
                   BUILDING MATERIALS
          51,800   Scapa Group...................          187,091
                                                   ---------------
                   BUSINESS & PUBLIC SERVICES
          59,000   Reuters Holdings PLC..........          599,180
                                                   ---------------
                   CHEMICALS
         120,000   Albright & Wilson PLC.........          307,616
          57,585   Allied Colloids Group PLC.....          116,019
         125,000   Courtaulds PLC................          743,242
                                                   ---------------
                                                         1,166,877
                                                   ---------------
                   COMPUTER SOFTWARE
          54,363   SEMA Group PLC................        1,224,168
                                                   ---------------
                   CONGLOMERATES
         250,000   BTR PLC.......................        1,093,365
                                                   ---------------
                   CONSUMER PRODUCTS
         110,000   Vendome Luxury Group PLC
                     (Units)++...................          918,918
                                                   ---------------
                   DISTRIBUTION
          24,100   Cowie Group PLC...............          155,140
                                                   ---------------
                   ELECTRICAL EQUIPMENT
         224,000   General Electric Co. PLC......        1,372,251
         221,000   The BICC Group PLC............          966,535
                                                   ---------------
                                                         2,338,786
                                                   ---------------
                   ENERGY
         284,000   Lasmo PLC.....................        1,107,157
         233,000   Shell Transport & Trading Co.
                     PLC.........................        4,140,946
                                                   ---------------
                                                         5,248,103
                                                   ---------------
                   ENTERTAINMENT
          72,000   Granada Group PLC.............        1,083,832
          30,100   London Clubs International
                     PLC.........................          205,104
                                                   ---------------
                                                         1,288,936
                                                   ---------------
                   FOOD PROCESSING
         146,000   Associated British Foods
                     PLC.........................        1,312,923
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          71,000   Bass PLC......................          946,084
          33,650   Devro International PLC.......          167,561
         186,000   Guinness PLC..................        1,567,517
                                                   ---------------
                                                         2,681,162
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   FOREST PRODUCTS, PAPER & PACKING
          29,700   David S. Smith Holdings PLC...  $       121,135
         100,000   De La Rue PLC.................          912,366
                                                   ---------------
                                                         1,033,501
                                                   ---------------
                   HEALTH & PERSONAL CARE
         169,000   Glaxo Wellcome PLC............        3,089,334
         236,833   Medeva PLC....................        1,187,073
                                                   ---------------
                                                         4,276,407
                                                   ---------------
                   HEALTHCARE
           6,600   Amersham International PLC....          133,838
                                                   ---------------
                   INSURANCE
         109,000   General Accident PLC..........        1,460,027
         195,000   Prudential Corp. PLC..........        1,814,249
         223,000   Royal & Sun Alliance Insurance
                     Group PLC...................        1,640,080
                                                   ---------------
                                                         4,914,356
                                                   ---------------
                   MACHINERY
          10,700   Spirax-Sarco Engineering
                     PLC.........................          114,536
         290,000   Tomkins PLC...................        1,292,054
                                                   ---------------
                                                         1,406,590
                                                   ---------------
                   MANUFACTURING
          65,700   Bunzl PLC.....................          234,604
           9,100   Vosper Thornycroft Holdings
                     PLC.........................          132,960
                                                   ---------------
                                                           367,564
                                                   ---------------
                   MEDIA
           6,500   Daily Mail & General Trust
                     (Class A)...................          175,676
          15,900   EMAP PLC......................          202,363
          54,000   Flextech PLC*.................          550,171
          85,100   General Cable PLC*............          254,394
          45,100   Mirror Group PLC..............          154,396
                                                   ---------------
                                                         1,337,000
                                                   ---------------
                   MERCHANDISING
         107,000   Next PLC......................        1,091,907
                                                   ---------------
                   PHARMACEUTICALS
         117,430   British Biotech PLC*..........          482,799
                                                   ---------------
                   REAL ESTATE
          20,400   Bradford Properties Trust
                     PLC.........................           97,572
          54,375   Pillar Property Investments
                     PLC.........................          197,727
                                                   ---------------
                                                           295,299
                                                   ---------------
                   RESTAURANTS
           9,600   Compass Group PLC.............          103,312
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   TELECOMMUNICATIONS
         484,000   British Telecommunications
                     PLC.........................  $     3,535,852
         371,730   Securicor PLC.................        1,790,148
         224,000   Vodafone Group PLC............        1,023,684
                                                   ---------------
                                                         6,349,684
                                                   ---------------
                   TRANSPORTATION
          31,400   Associated British Ports
                     Holdings PLC................          141,956
         102,000   British Airways PLC...........        1,096,019
          15,800   Forth Ports PLC...............          168,223
          14,088   Stagecoach Holdings PLC.......          156,918
                                                   ---------------
                                                         1,563,116
                                                   ---------------
                   TOTAL UNITED KINGDOM..........       51,437,013
                                                   ---------------

                   UNITED STATES (24.7%)
                   AEROSPACE & DEFENSE
          25,000   Boeing Co.....................        2,465,625
          43,000   General Motors Corp. (Class
                     H)..........................        2,332,750
         125,000   Watkins-Johnson Co............        2,859,375
                                                   ---------------
                                                         7,657,750
                                                   ---------------
                   AUTOMOBILES
         100,000   Ford Motor Co.................        3,137,500
          55,000   General Motors Corp...........        3,045,625
                                                   ---------------
                                                         6,183,125
                                                   ---------------
                   BANKING
          30,000   Citicorp......................        3,247,500
                                                   ---------------
                   BEVERAGES - SOFT DRINKS
          56,000   Coca Cola Co..................        3,129,000
         103,000   PepsiCo Inc...................        3,360,375
                                                   ---------------
                                                         6,489,375
                                                   ---------------
                   COMMUNICATIONS - EQUIPMENT & SOFTWARE
          48,000   Cisco Systems, Inc.*..........        2,310,000
                                                   ---------------
                   COMPUTER SOFTWARE
          32,000   Microsoft Corp.*..............        2,932,000
          69,000   Oracle Corp.*.................        2,656,500
                                                   ---------------
                                                         5,588,500
                                                   ---------------
                   COMPUTERS - PERIPHERAL EQUIPMENT
          59,000   Seagate Technology, Inc.*.....        2,647,625
                                                   ---------------
                   COMPUTERS - SYSTEMS
          64,000   Hewlett-Packard Co............        3,408,000
                                                   ---------------
                   CONGLOMERATES
          51,000   Litton Industries, Inc.*......        2,052,750
                                                   ---------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   ELECTRICAL EQUIPMENT
          56,000   Emerson Electric Co...........  $     2,520,000
                                                   ---------------
                   ELECTRONICS - SEMICONDUCTORS/COMPONENTS
          97,000   Micron Technology, Inc........        3,928,500
                                                   ---------------
                   ENERGY
          28,000   Exxon Corp....................        3,017,000
          21,000   Mobil Corp....................        2,743,125
          26,000   Texaco, Inc...................        2,847,000
                                                   ---------------
                                                         8,607,125
                                                   ---------------
                   FINANCIAL SERVICES
          81,000   Federal National Mortgage
                     Assoc.......................        2,926,125
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          30,000   Procter & Gamble Co...........        3,450,000
                                                   ---------------
                   FOREST PRODUCTS, PAPER & PACKING
          54,000   International Paper Co........        2,099,250
                                                   ---------------
                   HARDWARE & TOOLS
          75,000   Black & Decker Corp...........        2,409,375
                                                   ---------------
                   HEALTHCARE - MISCELLANEOUS
          36,000   PacifiCare Health Systems,
                     Inc. (Class B)*.............        3,105,000
                                                   ---------------
                   HEALTHCARE PRODUCTS & SERVICES
          65,000   Baxter International, Inc.....        2,803,125
          79,500   Columbia/HCA Healthcare
                     Corp........................        2,673,187
                                                   ---------------
                                                         5,476,312
                                                   ---------------
                   HOUSEWARES
          60,000   Tupperware Corp...............        2,010,000
                                                   ---------------
                   INDUSTRIALS
          39,000   Honeywell, Inc................        2,647,125
                                                   ---------------
                   INSURANCE
          29,000   American International Group,
                     Inc.........................        3,403,875
                                                   ---------------
                   OFFICE EQUIPMENT
          18,000   Ikon Office Solutions, Inc....          603,000
                                                   ---------------
                   PAPER & FOREST PRODUCTS
          51,000   Champion International
                     Corp........................        2,320,500
           9,000   Unisource Worldwide, Inc......          138,375
                                                   ---------------
                                                         2,458,875
                                                   ---------------
                   PHARMACEUTICALS
          49,000   Johnson & Johnson.............        2,590,875
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
------------------------------------------------------------------
                   RETAIL
         370,000   Charming Shoppes, Inc.*.......  $     1,988,750
          54,000   Home Depot, Inc...............        2,889,000
                                                   ---------------
                                                         4,877,750
                                                   ---------------
                   RETAIL - SPECIALTY
          90,000   Circuit City Stores, Inc......        3,003,750
                                                   ---------------
                   SAVINGS & LOAN ASSOCIATIONS
          45,000   Golden West Financial Corp....        2,823,750
                                                   ---------------
                   STEEL & IRON
         193,000   Bethlehem Steel Corp.*........        1,592,250
                                                   ---------------
                   UTILITIES - GAS
          72,000   Williams Co., Inc.............        3,204,000
                                                   ---------------

                   TOTAL UNITED STATES...........      103,321,562
                                                   ---------------

                   VENEZUELA (0.1%)
                   TELECOMMUNICATIONS
          13,000   Compania Anonima Nacional
                     Telefonos de Venezuela
                     (Class D) (ADR).............          378,625
                                                   ---------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS
                   (IDENTIFIED COST
                   $371,453,404).................      403,539,416
                                                   ---------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
-----------------
                   SHORT-TERM INVESTMENT (a) (3.1%)
                   U.S. GOVERNMENT AGENCY
 $        13,000   Federal Home Loan Mortgage
                     Corp. 6.50% due 04/01/97
                     (Amortized Cost
                     $13,000,000)................       13,000,000
                                                   ---------------

    CURRENCY
    AMOUNT IN
    THOUSANDS                                           VALUE
------------------------------------------------------------------
                   PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.2%)
      DEM 24,165   July 17, 1997/DEM 1.611
                     (IDENTIFIED COST
                     $287,250)...................  $       627,750
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $384,740,654) (B)......   99.6%       417,167,166

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES.............................    0.4          1,791,008
                                          ------   ---------------

NET ASSETS..............................  100.0%   $   418,958,174
                                          ------   ---------------
                                          ------   ---------------

---------------------
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Shares.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; generally stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $62,160,161 and the aggregate gross unrealized depreciation is $29,733,649, resulting in net unrealized appreciation of $32,426,512.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 1997:

                                                UNREALIZED
   CONTRACTS       IN EXCHANGE     DELIVERY    APPRECIATION
  TO DELIVER           FOR           DATE     (DEPRECIATION)
------------------------------------------------------------
 L      339,840      $    550,031  04/01/97   $     (6,627)
  CHF   350,179      $    238,606  04/01/97         (3,230)
  NLG 1,396,751      $    733,935  04/01/97         (9,651)
 $      885,414     Y 109,437,189  04/01/97         (1,288)
 Y   83,303,207      $    673,702  04/02/97            708
                                              --------------
      Net Unrealized Depreciation...........  $    (20,088)
                                              --------------
                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
SUMMARY OF INVESTMENTS MARCH 31, 1997

                                                                 PERCENT OF
INDUSTRY                                          VALUE          NET ASSETS
------------------------------------------------------------------------------
Aerospace & Defense.......................  $      10,926,674           2.6%
Agriculture...............................            362,337           0.1
Apparel...................................          2,036,461           0.5
Appliances & Household Durables...........          2,695,173           0.6
Auto Parts................................            503,738           0.1
Auto Parts - Original Equipment...........          1,375,065           0.3
Auto Trucks & Parts.......................          1,829,434           0.4
Automobiles...............................         17,734,944           4.2
Banking...................................         22,502,064           5.4
Banks.....................................          1,001,476           0.2
Beverages - Soft Drinks...................          6,489,375           1.5
Building & Construction...................         10,522,120           2.5
Building Materials........................          3,715,028           0.9
Business & Public Services................          6,893,496           1.7
Chemicals.................................         13,530,069           3.2
Chemicals - Specialty.....................            185,157           0.0
Commercial Services.......................          1,417,557           0.3
Communications - Equipment & Software.....          2,310,000           0.6
Computer Software.........................          7,195,606           1.7
Computers - Peripheral Equipment..........          2,647,625           0.6
Computers - Systems.......................          3,408,000           0.8
Conglomerates.............................         11,618,696           2.8
Consumer Products.........................          4,846,126           1.2
Currency Options..........................            627,750           0.2
Data Processing...........................            275,432           0.1
Distribution..............................            155,140           0.0
Electrical Equipment......................         23,116,253           5.6
Electronics...............................          3,564,547           0.9
Electronics - Semiconductors/
  Components..............................          4,096,742           1.0
Energy....................................         20,216,561           4.9
Engineering & Construction................          2,152,581           0.5
Entertainment.............................          2,406,940           0.6
Financial Services........................          9,981,506           2.4
Food Processing...........................          1,312,923           0.3
Food Services.............................            573,585           0.1
Food, Beverage, Tobacco & Household
  Products................................         12,552,113           3.0
Foods & Beverages.........................          2,170,511           0.5
Forest Products, Paper & Packing..........          3,132,751           0.7
Furniture.................................            183,706           0.0
Hardware & Tools..........................          2,409,375           0.6
Health & Personal Care....................          6,005,493           1.4
Healthcare................................            133,838           0.0
Healthcare - Miscellaneous................          3,105,000           0.7
Healthcare Products & Services............          5,476,312           1.3
Housewares................................          2,010,000           0.5
Industrials...............................          3,172,107           0.8

                                                                 PERCENT OF
INDUSTRY                                          VALUE          NET ASSETS
------------------------------------------------------------------------------
Insurance.................................  $      20,838,342           5.0%
Investment Companies......................          2,569,000           0.6
Leisure...................................          2,073,517           0.5
Machine Tools.............................            188,221           0.0
Machinery.................................         12,964,155           3.1
Manufacturing.............................          1,000,596           0.2
Media.....................................          8,624,602           2.1
Medical Products & Supplies...............            312,750           0.1
Merchandising.............................          3,263,862           0.8
Metals....................................            175,311           0.0
Metals & Mining...........................          3,374,762           0.8
Natural Gas...............................            947,786           0.2
Office Equipment..........................            603,000           0.1
Oil & Gas.................................            534,623           0.1
Oil Drilling & Services...................            432,941           0.1
Oil Related...............................            267,746           0.1
Paper & Forest Products...................          2,458,875           0.6
Pharmaceuticals...........................         13,682,028           3.3
Real Estate...............................         10,139,940           2.4
Restaurants...............................            199,026           0.1
Retail....................................         14,596,000           3.5
Retail - Specialty........................          3,003,750           0.7
Savings & Loan Associations...............          2,823,750           0.7
Shipbuilding..............................            606,231           0.1
Steel.....................................          1,546,666           0.4
Steel & Iron..............................          7,301,690           1.7
Telecommunications........................         26,030,067           6.2
Telecommunications Equipment..............            159,234           0.0
Textiles..................................          2,494,290           0.6
Tobacco...................................            257,812           0.1
Transportation............................          5,320,014           1.3
U.S. Government Agency....................         13,000,000           3.1
Utilities.................................          1,491,869           0.4
Utilities - Electric......................          5,843,501           1.4
Utilities - Gas...........................          3,204,000           0.8
Vision Care & Instruments.................             49,741           0.0
Wholesale & International Trade...........              2,131           0.0
Wholesale Distributor.....................            207,950           0.1
                                            -----------------         -----
                                            $     417,167,166          99.6%
                                            -----------------         -----
                                            -----------------         -----

                                                                 PERCENT OF
TYPE OF INVESTMENT                                VALUE          NET ASSETS
------------------------------------------------------------------------------
Common Stocks.............................  $     399,753,868          95.4%
Convertible Bonds.........................            679,715           0.1
Preferred Stocks..........................          2,953,809           0.7
Purchased Option Outstanding..............            627,750           0.2
Rights and Warrants.......................            152,024           0.1
Short-Term Investments....................         13,000,000           3.1
                                            -----------------         -----
                                            $     417,167,166          99.6%
                                            -----------------         -----
                                            -----------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $384,740,654)............................  $417,167,166
Cash (including $2,055,643 in foreign currency).............     2,579,859
Receivable for:
    Investments sold........................................     1,767,206
    Dividends...............................................       769,133
    Shares of beneficial interest sold......................       447,053
    Foreign withholding taxes reclaimed.....................       133,780
    Interest................................................        16,622
Prepaid expenses and other assets...........................        26,219
                                                              ------------

     TOTAL ASSETS...........................................   422,907,038
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     2,252,884
    Shares of beneficial interest repurchased...............       473,058
    Plan of distribution fee................................       367,786
    Investment management fee...............................       367,786
Accrued expenses and other payables.........................       487,350
                                                              ------------

     TOTAL LIABILITIES......................................     3,948,864
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   381,184,491
Net unrealized appreciation.................................    32,426,602
Net investment loss.........................................    (1,043,971)
Accumulated undistributed net realized gain.................     6,391,052
                                                              ------------

     NET ASSETS.............................................  $418,958,174
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  24,260,898 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $17.27
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997

NET INVESTMENT INCOME:

INCOME
Dividends (net of $642,014 foreign withholding tax).........  $ 7,280,358
Interest....................................................      234,481
                                                              -----------

     TOTAL INCOME...........................................    7,514,839
                                                              -----------

EXPENSES
Plan of distribution fee....................................    4,941,515
Investment management fee...................................    4,936,673
Transfer agent fees and expenses............................      860,950
Custodian fees..............................................      496,155
Professional fees...........................................      174,924
Shareholder reports and notices.............................      150,159
Registration fees...........................................       47,655
Trustees' fees and expenses.................................       16,595
Other.......................................................       36,856
                                                              -----------

     TOTAL EXPENSES.........................................   11,661,482
                                                              -----------

     NET INVESTMENT LOSS....................................   (4,146,643)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
    Investments.............................................   19,297,729
    Foreign exchange transactions...........................    1,668,371
                                                              -----------

     NET GAIN...............................................   20,966,100
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (8,008,589)
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................     (713,283)
                                                              -----------

     NET DEPRECIATION.......................................   (8,721,872)
                                                              -----------

     NET GAIN...............................................   12,244,228
                                                              -----------

NET INCREASE................................................  $ 8,097,585
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR
                                                                  ENDED        FOR THE YEAR
                                                                MARCH 31,         ENDED
                                                                  1997        MARCH 31, 1996
--------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................  $  (4,146,643)   $  (1,087,335)
Net realized gain...........................................     20,966,100       41,362,377
Net change in unrealized appreciation.......................     (8,721,872)      36,965,641
                                                              -------------   --------------

     NET INCREASE...........................................      8,097,585       77,240,683

Distributions from net realized gain........................    (31,533,387)        (692,945)
Net decrease from transactions in shares of beneficial
  interest..................................................    (77,594,246)     (68,817,900)
                                                              -------------   --------------

     NET INCREASE (DECREASE)................................   (101,030,048)       7,729,838

NET ASSETS:
Beginning of period.........................................    519,988,222      512,258,384
                                                              -------------   --------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $1,043,971 AND
    DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
    $903,011, RESPECTIVELY).................................  $ 418,958,174    $ 519,988,222
                                                              -------------   --------------
                                                              -------------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter World Wide Investment Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return on its assets primarily through long-term capital growth and to a lesser extent, from income. The Fund seeks to achieve its objective by investing in common stocks and equivalents, preferred stocks, bonds and other debt obligations of domestic and foreign companies, governments and international organizations. The Fund was organized as a Massachusetts business trust on July 7, 1983 and commenced operations on October 31, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997, CONTINUED

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997, CONTINUED

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business and also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's non-U.S. investments, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997, CONTINUED

Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered by the Distributor may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, included carrying charges, totaled $20,399,997 at March 31, 1997.

The Distributor has informed the Fund that for the year ended March 31, 1997, it received approximately $803,000 in contingent deferred sales charges from redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1997 aggregated $232,691,627 and $356,048,768, respectively.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997, CONTINUED

For the year ended March 31, 1997, the Fund incurred brokerage commissions of $16,375 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $148,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,290. At March 31, 1997, the Fund had an accrued pension liability of $49,252 which is included in accrued expenses in the Statement of Assets and Liabilities.

During the year ended March 31, 1997, foreign regulatory authorities initiated an investigation involving an individual associated with an affiliate of the Fund's Sub-Adviser. Although this investigation did not at any time involve the Fund or the Investment Manager, the Sub-Adviser's affiliate purchased from the Fund two securities whose separate holdings by the affiliate had become part of the investigation. These securities represented only a very small percentage of the Fund's portfolio (approximately one-twentieth of one percent) and were purchased by the Sub-Adviser's affiliate at the Fund's cost plus interest.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                               FOR THE YEAR                         FOR THE YEAR
                                                                   ENDED                                ENDED
                                                              MARCH 31, 1997                       MARCH 31, 1996
                                                    -----------------------------------  -----------------------------------
                                                        SHARES            AMOUNT             SHARES            AMOUNT
                                                    --------------  -------------------  --------------  -------------------
Sold..............................................       3,614,740  $        65,929,566       5,790,518  $       100,249,259
Reinvestment of distributions.....................       1,730,254           29,812,283          37,871              656,681
                                                    --------------  -------------------  --------------  -------------------
                                                         5,344,994           95,741,849       5,828,389          100,905,940
Repurchased.......................................      (9,610,570)        (173,336,095)     (9,903,997)        (169,723,840)
                                                    --------------  -------------------  --------------  -------------------
Net decrease......................................      (4,265,576) $       (77,594,246)     (4,075,608) $       (68,817,900)
                                                    --------------  -------------------  --------------  -------------------
                                                    --------------  -------------------  --------------  -------------------

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $296,000 during fiscal 1997.

As of March 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from permanent book/tax differences for the year ended March 31, 1997, accumulated undistributed net realized gain was charged $4,586,743, paid-in-capital was credited $581,060 and net investment loss was credited $4,005,683.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE YEAR ENDED MARCH 31
                   ----------------------------------------------------------------------------------------------------
                     1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period..........  $  18.23   $  15.71   $  18.20   $ 14.72   $ 14.65   $ 14.57   $ 14.84   $ 14.98   $ 14.93   $ 17.36
                   --------   --------   --------   -------   -------   -------   -------   -------   -------   -------

Net investment
 income (loss)...     (0.18)     (0.06)     (0.02)    (0.05)    --        --         0.23      0.11      0.08      0.04
Net realized and
 unrealized gain
 (loss)..........      0.45       2.60      (1.83)     4.24      0.39      1.05      0.18      0.82      1.24     (0.07)
                   --------   --------   --------   -------   -------   -------   -------   -------   -------   -------

Total from
 investment
 operations......      0.27       2.54      (1.85)     4.19      0.39      1.05      0.41      0.93      1.32     (0.03)
                   --------   --------   --------   -------   -------   -------   -------   -------   -------   -------

Less dividends
 and
 distributions:
   From net
   investment
   income........     --         --         --        --        --        (0.05)    (0.23)    (0.11)    (0.08)    (0.15)
   In excess of
   net investment
   income........     --         --         (0.02)    --        --        --        --        --        --        --
   From net
   realized
   gain..........     (1.23)     (0.02)     (0.39)    (0.71)    (0.32)    (0.92)    (0.45)    (0.96)    (1.19)    (2.25)
   In excess of
   net realized
   gain..........     --         --         (0.23)    --        --        --        --        --        --        --
                   --------   --------   --------   -------   -------   -------   -------   -------   -------   -------

Total dividends
 and
 distributions...     (1.23)     (0.02)     (0.64)    (0.71)    (0.32)    (0.97)    (0.68)    (1.07)    (1.27)    (2.40)
                   --------   --------   --------   -------   -------   -------   -------   -------   -------   -------

Net asset value,
 end of period...  $  17.27   $  18.23   $  15.71   $ 18.20   $ 14.72   $ 14.65   $ 14.57   $ 14.84   $ 14.98   $ 14.93
                   --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
                   --------   --------   --------   -------   -------   -------   -------   -------   -------   -------

TOTAL INVESTMENT
RETURN+..........      1.61%     16.20%    (10.37)%   28.40%     2.69%     7.33%     2.80%     6.09%     9.31%     0.39%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      2.36%      2.45%      2.41%     2.40%     2.42%     2.27%     2.29%     2.21%     2.18%     2.13%

Net investment
 income (loss)...     (0.84)%    (0.21)%    (0.32)%   (0.61)%    0.06%     0.03%     1.53%     0.70%     0.50%     0.23%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........      $419       $520       $512      $494      $218      $263      $279      $306      $312      $368

Portfolio
 turnover rate...        48%       126%        67%       68%      139%       89%       68%       75%       67%       70%

Average
 commission rate
 paid............   $0.0116    $0.0169      --        --        --        --        --        --        --        --

---------------------
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER WORLD WIDE INVESTMENT TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter World Wide Investment Trust (the "Fund") at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MAY 16, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During   the  year  ended  March  31,   1997,  the  Fund  paid  to
       shareholders $1.12 per share from long-term capital gains. For such period, 27.07% of the ordinary dividends qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.

SUB-ADVISOR

Morgan Grenfell Investment Services Limited

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER WORLD WIDE INVESTMENT TRUST


[GRAPHIC]


ANNUAL REPORT
MARCH 31, 1997

DEAN WITTER WORLD WIDE INVESTMENT TRUST

                                  GROWTH OF $10,000

  DATE                    TOTAL           MSCI WORLD INDEX             LIPPER

March 31, 1987           $10000                $10000                  $10000
March 31, 1988           $10045                $10409                  $ 9576
March 31, 1989           $10980                $11562                  $10748
March 31, 1990           $11649                $11112                  $12015
March 31, 1991           $11975                $11523                  $12481
March 31, 1992           $12852                $11235                  $13475
March 31, 1993           $13198                $12338                  $14639
March 31, 1994           $16946                $13774                  $17787
March 31, 1995           $15190                $14806                  $17799
March 31, 1996           $17651                $17482                  $21583
March 31, 1997           $17936 (3)            $18826                  $24141


                         AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR     5 YEARS     10 YEARS

                        1.61 (1)    6.89 (1)    6.02 (1)

                       -3.13 (2)    6.58 (2)    6.02 (2)

                ___ Fund  ___ MSCI WORLD INDEX (4)  ___ LIPPER (5)

Past performance is not predictive of future returns.
________________________________________
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2)  Figure shown assumes reinvestment of all distributions and the
     deduction of the maximum   applicable contingent deferred sales
     charge (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value assuming a complete redemption on March 31, 1997.

(4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The index does not include any expenses, fees or charges
     or reinvestment of dividends.   The Index is unmanaged and should
     not be considered an investment.

(5) The Lipper Global Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds in this Index.